Subsequent Events - Narrative (Detail)	Nov. 04, 2016 shares	Sep. 30, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Subsequent Event [Line Items]
Common stock issued		719,353	709,024	252,174
Common stock outstanding		719,353	709,024	252,174
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split of common stock	one-for-15 reverse stock split
Reverse stock split ratio	0.06667
Common stock issued	740,000
Common stock outstanding	740,000
Scenario, Previously Reported [Member]
Subsequent Event [Line Items]
Common stock issued		11,100,000
Common stock outstanding		11,100,000